Prepayment and Other Current and Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepayment and Other Current and Non-Current Assets [Abstract]
Schedule of Prepayment and Other Current and Non-Current Assets	As of December 31, 2023 and 2022, prepayment and other current and non-current assets consisted of the following:
	December 31, 2023	December 31, 2022
Advances to vendors	$33,295	$15,272
Prepayment for outsourced production cost	-	36
Staff advance	98	14
Others	43	8
Subtotal	33,736	15,330
Less: allowance for doubtful accounts	(2,257)	-
Prepayment and other assets, net	$31,179	$15,330
Including:
Prepayment and other current assets, net	$31,179	$15,329
Prepayment and other non-current assets, net	$-	$1